Earnings Per Share - Calculation of Diluted Earnings per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit (loss), attributable to ordinary equity holders of parent entity [abstract]
Profit for the year attributable to shareholders of the Parent	€ 662,700	€ 545,456	€ 532,145
Weighted average number of ordinary shares outstanding (diluted) (in shares)	684,243,891	684,170,887	683,924,426
Diluted earnings per share (in Euros per share)	€ 0.97	€ 0.80	€ 0.78